FAIR VALUE MEASUREMENT - Measured at fair value on a non recurring basis (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value Disclosures [Abstract]
Impairment loss	$ 0	$ 0
Impairment loss on other intangible assets arising from acquisitions	0	0
Impairment loss on goodwill	$ 0	$ 0